Stockholders' Deficit (Details Textual) (USD $)	1 Months Ended					6 Months Ended	1 Months Ended
	Aug. 31, 2014	Jul. 31, 2014	Jun. 12, 2014	May 05, 2014	Jul. 31, 2013	Dec. 31, 2013	Jul. 23, 2014	Sep. 30, 2014
Stockholders' Deficit [Line Items]
Common Stock, Shares Authorized						100,000,000		100,000,000
Common Stock, Shares, Issued						20,000,000		6,900,000
Common Stock, Shares, Outstanding						20,000,000		6,900,000
Preferred Stock, Shares Authorized						20,000,000		20,000,000
Stock Redeemed or Called During Period, Shares			500,000	19,500,000	20,000,000
Common Stock, Redemption Price Per Share			$ 0.0001	$ 0.0001
Stock Redeemed or Called During Period, Value			$ 50	$ 1,950
Stock Issued During Period, Value, New Issues	10,000	88				2,000
Stock Issued During Period, Shares, New Issues	20,000	88,000
Development Stage Entities, Equity Issuance, Per Share Amount	$ 0.50	$ 0.0001
Intellectual Property [Member]
Stockholders' Deficit [Line Items]
Stock Issued During Period, Value, Purchase of Assets		70,000					70,000
Stock Issued During Period, Shares, Purchase of Assets		5,000,000					5,000,000
Chief Executive Officer [Member]
Stockholders' Deficit [Line Items]
Stock Issued During Period, Shares, New Issues				500,000
Directors and Officers [Member]
Stockholders' Deficit [Line Items]
Common Stock, Shares, Outstanding				20,000,000
Stock Issued During Period, Value, New Issues					2,000
Stock Issued During Period, Shares, New Issues					20,000,000